Related Party Transactions (Details) - Schedule of Related Party Transactions - Related Party [Member] - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Related Party Transactions [Line Items]
Cost of revenues	[1]	$ 8,663	[1]	$ 8,480	$ 11,830	$ 52,961
Fengqi (Beijing) Zhineng Technology Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Cost of revenues		$ 8,663

[1]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil and $8,663 for the six months ended June 30, 2024 and 2023, respectively.